Acquisitions (Detail) $ in Thousands, shares in Millions						9 Months Ended		12 Months Ended
	Apr. 01, 2019 USD ($)	Sep. 18, 2018 USD ($)	Jul. 06, 2018 USD ($)	Oct. 05, 2017 USD ($) a shares	Aug. 01, 2016 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2018 USD ($)
Business Acquisition
Proceeds from issuance of debt						$ 750,000	$ 0	$ 0	$ 350,000	$ 3,700,000
Operating Lease Rent Payments percentage								90.00%
Basis spread on variable rate		2.00%
Indebtedness assumed in acquisition					$ 545,000
Cash consideration								$ 0	$ 462,500	$ 0
Rent payments due under Master Lease				$ 756,700				770,300
Master Lease - Base Rent
Business Acquisition
Rent payments due under Master Lease					585,000						$ 695,800
Master Lease - Percentage Rent
Business Acquisition
Rent payments due under Master Lease					65,000
MGM National Harbor | Master Lease - Rent Increase
Business Acquisition
Rental revenues under Master Lease				95,000
Rent payments due under Master Lease				682,200
MGM National Harbor | Master Lease - Base Rent Increase
Business Acquisition
Rental revenues under Master Lease				85,500
MGM National Harbor | Master Lease - Percentage Rent Increase
Business Acquisition
Rental revenues under Master Lease				9,500
MGM National Harbor | Master Lease - Percentage Rent
Business Acquisition
Rent payments due under Master Lease				74,500
Borgata | Master Lease - Rent Increase
Business Acquisition
Rental revenues under Master Lease					100,000
Borgata | Master Lease - Base Rent Increase
Business Acquisition
Rental revenues under Master Lease					90,000
Borgata | Master Lease - Percentage Rent Increase
Business Acquisition
Rental revenues under Master Lease					10,000
Borgata | Master Lease - Percentage Rent
Business Acquisition
Rent payments due under Master Lease					$ 65,000
MGM National Harbor Transaction
Business Acquisition
Consideration transferred				1,180,000
Indebtedness assumed in acquisition				425,000
Cash consideration				$ 462,500
Operating Partnership units issued | shares				9.8
Area of land leased | a				23
Borgata Transaction
Business Acquisition
Operating Partnership units issued | shares					27.4
Northfield Park Associates, LLC
Business Acquisition
Consideration transferred	$ 305,200		$ 1,100,000
Property and equipment used in operations								792,807
Cash and cash equivalents								35,831
Racing and gaming licenses								228,000
Customer list								25,000
Goodwill								17,915
Other assets								9,598
Other liabilities								(38,786)
Assets Acquired Net								1,070,365
Revenue of Acquiree								132,900
Operating Income Of Acquiree								$ 33,000
Northfield Real Estate Leased Assets
Business Acquisition
Increase In Annual Rent Paid		$ 60,000
Senior Credit Facility Term Loan A | Secured Debt
Business Acquisition
Proceeds from issuance of debt			200,000
Senior secured revolving credit facility | Revolving Credit Facility
Business Acquisition
Proceeds from issuance of debt			$ 655,000